TOML Acquisition (Details) - Schedule of net assets acquired as part of the TOML acquisition	6 Months Ended
Jun. 30, 2021 USD ($)
Schedule of net assets acquired as part of the TOML acquisition [Abstract]
Cash payment	$ 560,000
Common shares issued for TOML acquisition (7,777,777 @ $3.60)	27,999,997
Transaction costs paid	47,375
Deferred consideration	3,440,000
Total Acquisition Cost	32,047,372
Allocated to
Equipment	21,274
Exploration licenses (Note 4)	42,701,464
Deferred tax liability(1)	$ (10,675,366) [1]

[1]	A deferred tax liability of $10,675,366 was recognized by the Company on acquisition during the year ended December 31, 2020 related to the difference between the book value and the tax basis of the TOML exploration license.